As filed with the United States Securities and Exchange Commission on July 8, 2014

1933 Act Reg. No. 033-39519

1940 Act Reg. No. 811-05686

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 69

(Check appropriate box or boxes.)

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000,

Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000,

Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Seba Kurian, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date], pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph a(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2014.

Registrant:	AIM INVESTMENT SECURITIES FUNDS
(INVESCO INVESTMENT SECURITIES FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	July 8, 2014

/s/ David C. Arch* (David C. Arch)	Trustee	July 8, 2014

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	July 8, 2014

/s/ James T. Bunch* (James T. Bunch)	Trustee	July 8, 2014

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	July 8, 2014

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	July 8, 2014

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	July 8, 2014

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	July 8, 2014

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	July 8, 2014

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	July 8, 2014

/s/ Larry Soll* (Larry Soll)	Trustee	July 8, 2014

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	July 8, 2014

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	July 8, 2014

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	July 8, 2014

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	July 8, 2014

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated April 11, 2014, and filed herewith.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def